Common Stock Warrants - Schedule of Common Stock Option Warrants Activity (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants outstanding, Beginning Balance		1,127,000
Number of Warrants outstanding Granted, shares		100,000
Number of Warrants outstanding Exercised, shares		(42,000)
Number of Warrants outstanding Forfeited, shares		(1,085,000)
Number of Warrants outstanding, Ending Balance		100,000	1,127,000
Number of Warrants exercisable, Ending Balance		100,000
Weighted Average Exercise Price Warrants outstanding, Beginning Balance		$ 0.94
Weighted Average Exercise Price Warrants outstanding, Granted		0.40
Weighted Average Exercise Price Warrants outstanding, Exercised		0.50
Weighted Average Exercise Price Warrants outstanding, Forfeited		0.96
Weighted Average Exercise Price Warrants outstanding, Ending Balance		0.40	$ 0.94
Weighted Average Exercise Price Warrants exercisable, Ending Balance		$ 0.40
Predecessor [Member]
Number of Warrants outstanding, Beginning Balance	60,000		60,000
Number of Warrants outstanding Granted, shares				60,000
Number of Warrants outstanding Exercised, shares
Number of Warrants outstanding Forfeited, shares
Number of Warrants outstanding, Ending Balance	60,000			60,000
Number of Warrants exercisable, Ending Balance	60,000
Weighted Average Exercise Price Warrants outstanding, Beginning Balance
Weighted Average Exercise Price Warrants outstanding, Granted
Weighted Average Exercise Price Warrants outstanding, Exercised
Weighted Average Exercise Price Warrants outstanding, Forfeited
Weighted Average Exercise Price Warrants outstanding, Ending Balance
Weighted Average Exercise Price Warrants exercisable, Ending Balance